PROVISION FOR INCOME TAXES	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
PROVISION FOR INCOME TAXES [Text Block]

NOTE 9.        PROVISION FOR INCOME TAXES

The Company recognizes the tax effects of transactions in the year in which such transactions enter into the determination of net income, regardless of when reported for tax purposes. Deferred taxes are provided in the financial statements under ASC 740-10-25 to give effect to the resulting temporary differences which may arise from differences in the bases of fixed assets, depreciation methods, allowances, and start-up costs based on the income taxes expected to be payable in future years.

Minimal deferred tax assets arising as a result of net operation loss carry-forwards have been offset completely by a valuation allowance due to the uncertainty of their utilization in future periods..

The Company follows the provisions of uncertain tax positions as addressed in ASC 740-10-65-1. The Company recognized approximately no increase in the liability for unrecognized tax benefits.

The Company has no tax position at October 31, 2014 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. No such interest or penalties were recognized during the periods presented. The Company had no accruals for interest and penalties at October 31, 2014. The open tax years with the Internal Revenue Service are April 30, 2010 through 2014

NOTE 9.        INCOME TAXES

The Company recognizes the tax effects of transactions in the year in which such transactions enter into the determination of net income, regardless of when reported for tax purposes. Deferred taxes are provided in the financial statements to give effect to the resulting temporary differences which may arise from differences in the bases of fixed assets, depreciation methods, allowances, and start-up costs based on the income taxes expected to be payable in future years.

Minimal deferred tax assets arising as a result of net operation loss carry forwards have been offset completely by a valuation allowance due to the uncertainty of their utilization in future periods. Operating loss carry forwards generated during the period from March 29, 2010 (date of inception) through April 30, 2014 of $911,471 will begin to expire in 2031. Accordingly, deferred tax liability of approximately $319,000 (assuming an effective maximum statutory rate of 35%) were offset by the valuation allowance that increased by approximately $282,300 and $14,600 for the year ended April 30, 2014 and 2013, respectively.

The Company follows the provisions of uncertain tax positions. The Company recognized approximately no increase in the liability for unrecognized tax benefits.

The Company has no tax position at April 30, 2014 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. No such interest or penalties were recognized during the periods presented. The Company had no accruals for interest and penalties at April 30, 2013. The open tax years are from 2010 through 2014.